CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income	R$ 15,988.4	R$ 14,846.9	R$ 14,960.4
Exchange differences on the translation of foreign operations (gains/(losses))
Investment hedges – Obligations related to the acquisition of a non-controlling interest	103.9	(142.1)	302.6
Gains/losses on translation of other foreign operations	(9,055.9)	8,505.9	(9,637.0)
Gains/losses on translation of foreign operations	(8,952.0)	8,363.8	(9,334.4)
Cash flow hedge – gains/(losses)
Recognized in equity (hedge reserve)	(412.3)	1,315.6	(364.7)
Reclassified from equity (hedge reserve) to profit or loss	(482.8)	(764.4)	152.6
Total cash flow hedge	(895.1)	551.2	(212.1)
Items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	(0.5)	77.0	(12.5)
Other comprehensive (loss)/income	(9,847.6)	8,992.0	(9,559.0)
Total comprehensive (loss)/income	6,140.8	23,838.9	5,401.4
Attributable to:
Equity holders of Ambev	5,769.5	23,260.4	5,065.5
Non-controlling interest	371.3	578.5	335.9
Total comprehensive (loss)/income	R$ 6,140.8	R$ 23,838.9	R$ 5,401.4